Fair Value - Comparison of Carrying Amounts and Fair Values by Class of Financial Instruments (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 7,942,753	¥ 4,698,255
Financial liabilities	16,264,141	8,954,161
Financial liabilities measured at amortised cost	11,062,729	6,423,740
Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,197,395
Financial liabilities	6,427,808
Financial assets measured at amortised cost		1,787,881
Financial liabilities measured at amortised cost		3,164,438
Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,308,667
Financial liabilities	6,486,667
Financial assets measured at amortised cost		1,930,056
Financial liabilities measured at amortised cost		3,214,065
Interest-bearing loans and borrowings [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,201,412
Financial liabilities measured at amortised cost		2,530,421
Interest-bearing loans and borrowings [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,202,991
Financial liabilities measured at amortised cost		2,550,040
Franchise deposit liabilities [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,226,396
Financial liabilities measured at amortised cost		634,017
Franchise deposit liabilities [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,283,676
Financial liabilities measured at amortised cost		664,025
Lease deposits receivable [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,441,289
Financial assets measured at amortised cost		1,732,892
Lease deposits receivable [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,543,587
Financial assets measured at amortised cost		1,875,067
Construction loan receivable from lessors [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	756,106
Financial assets measured at amortised cost		54,989
Construction loan receivable from lessors [member] | Major financial instruments that are not measured at fair value but their fair value disclosures are required [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 765,080
Financial assets measured at amortised cost		¥ 54,989